Shareholders' Equity (Schedule of information about non vested options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Beginning balance	0
Number of options granted	16,224	0	5,704
Vested	(12,704)
Forfeited	0
Ending balance	3,520	0
Weighted average grant- date fair value
Beginning balance	$ 0
Granted	12.32
Vested	7.87
Forfeited	0
Ending balance	$ 28.4	$ 0